Investment Objectives and Goals	Jan. 28, 2026
Miller Value Partners Appreciation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Miller Value Partners Appreciation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Miller Value Partners Appreciation ETF (the “Fund” or the “Appreciation ETF”) seeks capital appreciation.
Miller Value Partners Leverage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Miller Value Partners Leverage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Miller Value Partners Leverage ETF seeks capital appreciation over a multi-year horizon.